Basis of consolidation (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Nu Pagamentos S A Instituicao De Pagamentos [Member]
Reserve Quantities [Line Items]
Control	Indirect
Principal activities	Credit card and prepaid account operations
Functional currency	BRL
Country of incorporation of subsidiary	Brazil
% equity interest	100.00%	100.00%	100.00%
Nu Financeira S A S C F I [Member]
Reserve Quantities [Line Items]
Control	Indirect
Principal activities	Loan operations
Functional currency	BRL
Country of incorporation of subsidiary	Brazil
% equity interest	100.00%	100.00%	100.00%
Nu Distribuidora De Titulos E Valores Mobiliarios Ltda Nu D T V M [Member]
Reserve Quantities [Line Items]
Control	Indirect
Principal activities	Securities distribution
Functional currency	BRL
Country of incorporation of subsidiary	Brazil
% equity interest	100.00%	100.00%	100.00%
Nu Invest Corretora De Valores S A [Member]
Reserve Quantities [Line Items]
Control	Indirect
Principal activities	Investment platform
Functional currency	BRL
Country of incorporation of subsidiary	Brazil
% equity interest	100.00%	100.00%	100.00%
Nu Pay For Business Instituicao De Pagamentos Ltda. [Member]
Reserve Quantities [Line Items]
Control	Indirect
Principal activities	Payment hub
Functional currency	BRL
Country of incorporation of subsidiary	Brazil
% equity interest	100.00%	100.00%	100.00%
Nu Mexico Financiera S A De C V S F P Nu Financiera [Member]
Reserve Quantities [Line Items]
Control	Indirect
Principal activities	Multiple purpose financial company
Functional currency	MXN
Country of incorporation of subsidiary	Mexico
% equity interest	100.00%	100.00%	100.00%
Nu Colombia S A Nu Colombi [Member]
Reserve Quantities [Line Items]
Control	Indirect
Principal activities	Credit card operations
Functional currency	COP
Country of incorporation of subsidiary	Colombia
% equity interest	100.00%	100.00%	100.00%